Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At December 31,
	2022	2021
	(in Euros)
Value Added Tax (VAT)	€912,423	€820,780
Research and development tax credit	650,000	600,000
Advances to suppliers	41,149	58,009
Other current assets	219,400	21,987
Other prepaids	103,540	18,247
Total	€1,926,512	€1,519,023